December 20, 2012
ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE, SUITE 3800
MILWAUKEE, WISCONSIN  53202-5306
414.271.2400 TEL
414.297.4900  FAX
www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
099654-0101

VIA EDGAR SYSTEM

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	AO Partners Group – Definitive Proxy Materials Related to Pro-Dex, Inc.

Ladies and Gentlemen:

We are writing on behalf of the AO Partners Group.  The AO Partners Group currently consists of the following (collectively, the “AO Partners Group”): AO Partners I, L.P., a Delaware limited partnership; AO Partners, LLC, a Delaware limited liability company; Glenhurst Co., a Minnesota corporation; and Nicholas J. Swenson.  The AO Partners Group; William J. Farrell III; and the Farnam Group, which consists of Farnam Street Partners, L.P., a Minnesota limited partnership, Farnam Street Capital, Inc., a Minnesota corporation, and Raymond E. Cabillot, are participants in the AO Partners Group’s solicitation to elect three directors to the board of directors of Pro-Dex, Inc.  On behalf of the AO Partners Group, we are transmitting for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the AO Partners Group’s definitive proxy statement and form of definitive proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with the 2012 annual meeting of shareholders of Pro-Dex (the “Annual Meeting”).

The only substantive matters to be considered at the Annual Meeting of which the AO Partners Group is aware are: (1) a proposal to elect directors; and (2) the ratification of the appointment of the independent registered public accounting firm for the fiscal year ending June 30, 2013.

If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Enclosures

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SHANGHAI	SILICON VALLEY TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.
4826-77